INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

15.   INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

USA

Summit Bend, Ohio I, Ohio II and Asgard is incorporated in the USA. Under the current laws, profits tax in USA is generally assessed at the rate 21% of taxable income.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries incorporated in British Virgin Islands are not subject to tax on income or capital gains.

Curacao

Multi Pay N.V. is incorporated in the Curacao, Under the current laws, profits tax in Curacao is generally assessed at the rate of 2% of taxable income.

Malta

Under the current laws, profits tax in Malta is generally assessed at the rate of 35% of taxable income. When dividend is paid or declared to the holding company, the paying entity is entitled to claim 6/7 of the profit tax paid as refund, which may effectively reduce income tax rate to 5%.

Cyprus

Round Spot Services Ltd is incorporated in Cyprus and does not conduct any substantive operations of its own. No provision for Cyprus income tax has been made in the financial statements as Round Spot Services Ltd had no assessable income for the years ended December 31, 2020, 2021 and 2022.

15.   INCOME TAXES (continued)

Hong Kong

500wan HK, Sunstar Technology and Skill Esport are incorporated in Hong Kong, under the current laws, profits tax in Hong Kong is generally assessed at the rate of 8.25% of taxable income up to HKD2,000 and assessed at the rate of 16.5% of taxable income over HKD2,000.

Mainland China

A new enterprise income tax law (the “EIT Law”) in mainland China was enacted and became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises. The subsidiaries incorporated in mainland China are subject to the EIT rate of 25% in 2020, 2021 and 2022.

Loss before income taxes from continuing operations consists of:

	2020	2021	2022
	US$	US$	US$

Cayman Islands	(17,673)	(7,732)	(60,061)
USA	(80)	(1,292)	(31,506)
Hong Kong	(710)	(26,926)	(62,300)
Japan	(79)	—	—
Malta	(1,410)	(1,152)	(421)
Curacao	160	114	(30)
Cyprus	(6)	—	—
Mainland China	(3,556)	(28,824)	(2,355)
British Virgin Islands	—	—	(1,754)

	(23,354)	(65,812)	(158,427)

The current and deferred components of the income tax expense from continuing operations in the consolidated statements of comprehensive loss are as follows:

	2020	2021	2022
	US$	US$	US$

Current tax benefit (expense)	(1)	—	—
Deferred tax benefit	31	359	—

Income tax benefit	30	359	—

15.   INCOME TAXES (continued)

The reconciliation of tax computed by applying the statutory income tax rate of 16.5% applicable to Hong Kong operations for 2022 and 2021, and 25% applicable to mainland China operations for 2020 to income tax benefit from continuing operations is as follows:

	2020	2021	2022
	US$	US$	US$

Loss before income taxes	(23,354)	(65,812)	(158,427)
Income tax computed at applicable tax rates	(5,839)	(10,859)	(26,140)
Effect of different tax rates in different jurisdictions	323	(858)	(144)
Non-deductible expenses	3,940	5,792	12,320
Change in valuation allowance	1,812	6,188	14,358
Effect of EIT reversal for previous years	(22)	(359)	—
Research and development super-deduction	(235)	(263)	(394)
Others	(9)	—	—
	(30)	(359)	—

The components of deferred taxes are as follows:

	2021	2022
	US$	US$

Deferred tax assets
Loss from equity method investment	53	50
Bad debt provision	887	887
Impairment of long-lived asset	7,526	30,019
Net operating losses (“NOLs”)	16,286	26,477
Less: valuation allowance	(24,752)	(57,433)

Total deferred tax assets, net	—	—

The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

As of December 31, 2022, the Group had NOLs of approximately US$61,513 from mainland China subsidiaries, and US$43,342 from Hong Kong subsidiaries, which can be carried forward to offset future net profit for income tax purposes. The NOLs from mainland China subsidiaries as of December 31, 2022 will expire in years 2023 to 2027 if not utilized. The Group recorded a full valuation allowance against the deferred tax assets as we have determined that it was more likely than not that all of our deferred tax assets will not be realized in the future due to our continuing pre-tax and taxable losses.

The cumulative amount of the temporary differences in respect of investments in foreign subsidiaries were nil as of December 31, 2021 and 2022. Upon repatriation of the foreign subsidiaries, in the form of dividends or otherwise, the Company would be subject to various mainland China income taxes including withholding income tax. The related unrecognized deferred tax liabilities were nil as of December 31, 2021 and 2022.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. The management evaluated the Group’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2021 and 2022.